Finance income and expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finance income
Interest	$ 3.7	$ 3.7
Finance income	3.7	3.7
Finance expenses
Standby charges	2.2	2.1
Amortization of debt issue costs	1.1	1.0
Interest	0.2	0.3
Accretion of lease liabilities	0.1	0.1
Finance expenses	$ 3.6	$ 3.5